Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING REVENUES
Time charter revenue (include related party revenues of $nil, $66,929 and $144,681 for each of the years ended December 31, 2023, 2022 and 2021, respectively) 0	$ 666,715	$ 604,487	$ 402,524
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible liabilities-charter agreements of $nil, $5,385 and $6,882 for each of the years ended December 31, 2023, 2022 and 2021, respectively) 0	8,080	41,158	45,430
Total operating revenues	674,795	645,645	447,954
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $19,086, $16,642 and $15,294 for each of the years ended December 31, 2023, 2022 and 2021, respectively)	179,221	167,444	130,304
Time charter and voyages expenses (include related party time charter and voyage expenses of $7,995, $6,289 and $3,583 for each of the years ended December 31, 2023, 2022 and 2021, respectively)	23,582	21,154	13,100
Depreciation and amortization	91,727	81,303	61,563
Impairment of vessels	18,830	3,033	0
General and administrative expenses	18,217	18,526	13,240
Gain on sale of vessel	0	0	(7,770)
Operating Income	343,218	354,185	237,517
NON-OPERATING INCOME/(EXPENSES)
Interest income	9,777	2,512	449
Interest and other finance expenses (include $108 acceleration of deferred financing costs, $21,511 expenses relating to prepayment fees, acceleration of deferred financing costs, premium and acceleration of premium amortization and $5,764 Notes premium for each of the years ended December 31, 2023, 2022 and 2021 respectively)	(44,824)	(75,289)	(69,227)
Other income, net	2,149	1,782	2,812
Fair value adjustment on derivative asset	(5,372)	9,685	0
Total non-operating expenses	(38,270)	(61,310)	(65,966)
Income before income taxes	304,948	292,875	171,551
Income taxes	(448)	50	(56)
Net Income	304,500	292,925	171,495
Earnings allocated to Series B Preferred Shares	(9,536)	(9,536)	(8,263)
Net Income available to Common Shareholders	$ 294,964	$ 283,389	$ 163,232
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,405,458	36,603,134	35,125,003
Diluted	35,928,922	37,204,345	35,508,015
Net Earnings per Class A common share
Basic	$ 8.33	$ 7.74	$ 4.65
Diluted	$ 8.21	$ 7.62	$ 4.60